PRESIDENT'S MESSAGE

Dear Investor:

I am pleased to present the Semi-Annual Report to Shareholders for Federated High Yield Trust. The Report covers the six-month period ended August 31, 1996, and includes an Investment Review by the fund's portfolio manager, followed by the Portfolio of Investments and the Financial Statements.

This mutual fund is managed to pursue the significant opportunities available in the lower-grade corporate bond market.* At the end of the period, its highly diversified portfolio included more than 180 bonds issued by companies that span the business and industrial spectrum. Each holding is the result of an intensive research process.

During the six-month period ended August 31, 1996, the fund paid dividends of $0.43 per share and produced a total return of 3.76%.** Total net assets grew from $673.8 million on the first day of the period to $764 million on the last day of the period.

Thank you for participating in Federated High Yield Trust. As always, we welcome your questions and comments.

Sincerely,

[Graphic]

Glen R. Johnson
President
October 15, 1996

* Lower rated bonds involve a higher degree of risk than investment grade bonds in return for higher yield potential.

** Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT REVIEW

High yield bonds delivered good performance for the six months ending August 31, 1996, especially on a relative performance basis. For example, the Lehman Brothers High Yield Bond Index* returned 3.16% for the period compared to a return of -.02% for the Lehman Brothers Aggregate Bond Index,** a measure of high quality bond performance. Stronger than expected growth in the United States' economy continued to be the main focus of fixed income investors. This growth, which fueled inflationary fears, drove interest rates higher. For example, the yield on a 10-year United States treasury security rose approximately 85 basis points during the period. However, from a high yield bond perspective, the credit enhancing impact of stronger economic growth offset a substantial portion of the negative interest rate impact. For example, the yield spread between the First Boston High Yield Bond Index*** and comparable treasury securities narrowed 51 basis points during the time period.

Federated High Yield Trust had a total return of 3.76% for the period ended August 31, 1996, outperforming the Lehman Brothers High Yield Bond Index, which returned 3.16%, and performing in line with the Lipper High Current
Yield Average,   which also returned 3.76%. The trust benefited from careful security selection during the period. Deteriorating credit situations had minimal impact on the trust. Corporate mergers, stock offerings and tenders by companies for their high yield debt had a substantial positive impact on the trust. For example, the trust's positions in Motor Wheel, Pace Industries, Park Communications, Trans Ocean Container and New World Communications Group were positively impacted by acquisition activity. In addition, Doskocil, Allied Waste, OMI Corp. and Waters Technologies tendered for their outstanding bonds at attractive prices. The trust was negatively impacted by its exposure to the cable and telecommunications sectors. These sectors were impacted by securities with relatively long durations in a rising rate environment as well as substantial new issuance activity near the end of the period. This resulted in a temporary supply/demand imbalance, especially in the telecommunication sector.

We continue to like the outlook for high yield bonds. Moderate growth in the U.S. economy coupled with strong demand for high yield securities should lead to narrower spreads between high yield bonds and treasury bonds. We continue to overweight the telecommunication sector despite its recent weakness. We believe that issuers like Teleport and Brooks Fiber will benefit from the structural changes in the telecommunication industry being driven by regulatory reform. We continue to like the cable sector both domestically and in the United Kingdom. Strong operating fundamentals coupled with consolidation activity should improve the credit worthiness of companies like Cablevision Systems and Telewest. We also like the TV and radio broadcasting sector given strong operating fundamentals, tremendous franchise value and consolidation being driven by regulatory reform. We remain underweight in the retail industry given continued difficult industry conditions and the unattractive franchises of the retailers that issue high yield bonds. Finally, we have taken and will strive to continue to take advantage of the relatively strong high yield market to sell positions where the fundamentals have not met our expectations.

* Lehman Brothers High Yield Bond Index is an unmanaged index comprised of all fixed income securities having a maximum quality rating of Ba1 by Moody's Investors Service, Inc. (including defaulted issues). All bonds included in this index must be dollar-denominated, nonconvertible, have at least one year remaining to maturity and have an outstanding par value of at least $100 million; pay-in-kind bonds and Eurobonds are excluded. Actual investments cannot be made in an index.
** Lehman Brothers Aggregate Bond Index is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. It is comprised of the Lehman Brothers Government Bond Index, Corporate Bond Index, Mortgage-Backed Securities Index and the Yankee Bond Index. This index is unmanaged, and investments cannot be made in an index.

*** The First Boston High Yield Index is an unmanaged, trader priced portfolio constructed to mirror the public high yield debt market (revisions to the index are affected weekly). Actual investments cannot be made in an index.

  Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

   Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

FEDERATED HIGH YIELD TRUST
PORTFOLIO OF INVESTMENTS

AUGUST 31, 1996 (UNAUDITED)

    PRINCIPAL
     AMOUNT                                                                                                     VALUE
 CORPORATE BONDS -- 90.4%
                   AEROSPACE & DEFENSE -- 0.7%
 $    4,925,000    Tracor, Inc., Sr. Sub. Note, 10.875%, 8/15/2001                                           $ 5,269,750
                   AUTOMOTIVE -- 3.2%
      4,750,000    Aftermarket Technology Co., Sr. Sub. Note, 12.00%, 8/1/2004                                 5,118,125
      1,000,000    Aftermarket Technology Co., Sr. Sub. Note, Series D, 12.00%, 8/1/2004                       1,085,000
      5,475,000    Collins & Aikman Products Co., Sr. Sub. Note, 11.50%, 4/15/2006                             5,639,250
      1,325,000 (a)Delco-Remy Corp., Sr. Sub. Note, 10.625%, 8/1/2006                                          1,354,813
      3,250,000    Exide Corp., Sr. Note, 10.00%, 4/15/2005                                                    3,298,750
      2,500,000    JPS Automotive Products Corp. , Sr. Note, 11.125%, 6/15/2001                                2,562,500
      5,900,000    Lear Corp., Sub. Note, 9.50%, 7/15/2006                                                     6,032,750
                     Total                                                                                    25,091,188
                   BANKING -- 1.1%
      5,825,000    First Nationwide Holdings, Inc., Sr. Note, 12.25%, 5/15/2001                                6,189,063
      2,000,000    First Nationwide Holdings, Inc., Sr. Note, 12.50%, 4/15/2003                                2,065,000
                     Total                                                                                     8,254,063
                   BEVERAGE & TOBACCO -- 1.0%
      2,700,000    Dimon, Inc., Sr. Note, 8.875%, 6/1/2006                                                     2,713,500
      5,100,000    Dr. Pepper Bottling Holdings Co., Sr. Disc. Note, 0/11.625%, 2/15/2003                      4,475,250
                     Total                                                                                     7,188,750
                   BROADCAST RADIO & TV -- 8.1%
      1,900,000    Allbritton Communication Co., Sr. Sub. Note, 11.50%, 8/15/2004                              1,973,625
      2,700,000    Chancellor Broadcasting Co., Sr. Sub. Note, 12.50%, 10/1/2004                               3,020,625
      2,250,000    Chancellor Broadcasting Co., Sr. Sub. Note, 9.375%, 10/1/2004                               2,216,250
      2,000,000    Granite Broadcasting Corp., Sr. Sub. Deb., 12.75%, 9/1/2002                                 2,215,000
      3,625,000    Granite Broadcasting Corp., Sr. Sub. Note, 10.375%, 5/15/2005                               3,652,188
      2,725,000    Granite Broadcasting Corp., Sr. Sub. Note, 9.375%, 12/1/2005                                2,609,188


FEDERATED HIGH YIELD TRUST

    PRINCIPAL
     AMOUNT                                                                                                     VALUE
 CORPORATE BONDS -- CONTINUED
                   BROADCAST RADIO & TV -- CONTINUED
 $    6,100,000    Heritage Media Corp., Sr. Sub. Note, 8.75%, 2/15/2006                                      $ 5,825,500
      4,000,000    NWCG Holding Corp., Sr. Disc. Note, 13.50%, 6/15/1999                                       3,160,000
      2,600,000 (a)Park Communications, Inc., Sr. Note, 13.75% accrual, 5/15/2004                              3,367,000
      3,100,000    Pegasus Media, Note, 12.50%, 7/1/2005                                                       3,301,500
      5,550,000    SCI Television, Inc., Sr. Secd. Note, 11.00%, 6/30/2005                                     5,938,500
      6,900,000    SFX Broadcasting, Inc., Sr. Sub. Note, 10.75%, 5/15/2006                                    7,072,500
      5,550,000    Sinclair Broadcast Group, Sr. Sub. Note, 10.00%, 12/15/2003                                 5,466,750
      3,300,000    Sinclair Broadcast Group, Sr. Sub. Note, 10.00%, 9/30/2005                                  3,250,500
        750,000    Sullivan Broadcast Holdings Inc., Deb., 13.25%, 12/15/2006                                    656,250
      2,925,000    Sullivan Broadcast Holdings Inc., Sr. Sub. Note, 10.25%, 12/15/2005                         2,888,438
      1,500,000    Young Broadcasting, Inc., Sr. Sub. Note, 10.125%, 2/15/2005                                 1,496,250
      1,250,000    Young Broadcasting, Inc., Sr. Sub. Note, 11.75%, 11/15/2004                                 1,337,500
      3,000,000    Young Broadcasting, Inc., Sr. Sub. Note, 9.00%, 1/15/2006                                   2,767,500
                     Total                                                                                     62,215,064
                   BUSINESS EQUIPMENT & SERVICES -- 2.2%
      6,000,000    Knoll Inc., Sr. Sub. Note, 10.875%, 3/15/2006                                               6,255,000
      4,300,000    Monarch Acquisition Corp., Sr. Note, 12.50%, 7/1/2003                                       4,665,500
        901,300    San Jacinto Holdings, Inc., Sr. Sub. Deb., 12.00%, 12/31/2002                                 675,975
      5,225,000    United Stationers Supply Co., Sr. Sub. Note, 12.75%, 5/1/2005                               5,682,188
                     Total                                                                                     17,278,663
                   CABLE TELEVISION -- 12.8%
      3,950,000    Australis Media Limited, Unit, 0/14.00%, 5/15/2003                                          2,271,250
      3,050,000    Bell Cablemedia PLC, Sr. Disc. Note, 0/11.875%, 9/15/2005                                   2,032,063
      1,325,000    Bell Cablemedia PLC, Sr. Disc. Note, 0/11.95%, 7/15/2004                                    997,063
      3,250,000    CAI Wireless Systems, Inc., Sr. Note, 12.25%, 9/15/2002                                     3,388,125
      4,000,000    CF Cable TV, Inc., Sr. Secd. 2nd Priority Note, 11.625%, 2/15/2005                          4,420,000
      3,500,000 (a)CS Wireless Systems, Inc., Unit, 0/11.375%, 3/1/2006                                        1,697,500


FEDERATED HIGH YIELD TRUST

    PRINCIPAL
     AMOUNT                                                                                                     VALUE
 CORPORATE BONDS -- CONTINUED
                   CABLE TELEVISION -- CONTINUED
 $    4,000,000    Cablevision Systems Corp., Sr. Sub. Deb., 9.875%, 2/15/2013                               $ 3,805,000
      1,250,000    Cablevision Systems Corp., Sr. Sub. Note, 10.50%, 5/15/2016                                 1,234,375
      2,250,000    Cablevision Systems Corp., Sr. Sub. Note, 9.25%, 11/1/2005                                  2,157,188
      2,500,000    Cablevision Systems Corp., Sr. Sub. Note, 9.875%, 5/15/2006                                 2,468,750
      4,500,000    Charter Communications Southeast, L.P., Sr. Note, 11.25%, 3/15/2006                         4,500,000
     10,475,000    Comcast UK Cable, Deb., 11.20%, 11/15/2007                                                  6,586,156
      6,000,000    Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013                                          6,585,000
      2,000,000    Diamond Cable Co., Sr. Disc. Note, 0/13.25%, 9/30/2004                                      1,520,000
      6,850,000    EchoStar Satellite Broadcasting Corp., Sr. Disc. Note, 0/13.125%, 3/15/2004                 4,315,500
      4,250,000    Insight Communication Co., Sr. Sub. Note, 11.25%, 3/1/2000                                  4,313,750
      5,250,000    International Cabletel, Inc., Sr. Defd. Cpn. Note, 0/10.875%, 10/15/2003                    3,963,750
      6,375,000    International Cabletel, Inc., Sr. Disc. Note, 0/12.75%, 4/15/2005                           4,239,375
      3,000,000    International Cabletel, Inc., Sr. Note, 11.50%, 2/1/2006                                    1,777,500
      3,100,000    Le Groupe Videotron Ltee, Sr. Note, 10.625%, 2/15/2005                                      3,340,250
      3,500,000 (a)Lenfest Communications Inc., Sr. Sub. Note, 10.50%, 6/15/2006                               3,500,000
      7,250,000    Peoples Choice TV Corp., Unit, 0/13.125%, 6/1/2004                                          4,205,000
      2,850,000    Rogers Cablesystems Ltd., Sr. Secd. 2nd Priority Note, 10.00%, 12/1/2007                    2,839,313
      1,000,000    Rogers Cablesystems Ltd., Sr. Secd. 2nd Priority Note, 10.00%, 3/15/2005                     1,010,000
      3,000,000    Rogers Cablesystems Ltd., Sr. Sub. Gtd. Note, 11.00%, 12/1/2015                             3,033,750
     13,225,000    TeleWest PLC, Sr. Disc. Deb., 0/11.00%, 10/1/2007                                           8,331,750
      8,000,000 (a)UIH Australia/Pacific, Sr. Disc. Note, 0/14.00%, 5/15/2006                                 4,080,000
      3,000,000    Wireless One, Inc., Sr. Note, 13.00%, 10/15/2003                                            3,030,000
      3,000,000    Wireless One, Inc., Unit, 0/13.50%, 8/1/2006                                                1,552,500
                     Total                                                                                    97,194,908


FEDERATED HIGH YIELD TRUST

    PRINCIPAL
     AMOUNT                                                                                                     VALUE
 CORPORATE BONDS -- CONTINUED
                   CHEMICALS & PLASTICS -- 6.6%
 $    3,800,000    Arcadian Partners L.P., Sr. Note, Series B, 10.75%, 5/1/2005                              $ 4,156,250
      3,250,000    Crain Industries, Inc., Sr. Sub. Note, 13.50%, 8/15/2005                                    3,501,875
      6,000,000    Foamex L.P., Sr. Sub. Deb., 11.875%, 10/1/2004                                              6,330,000
      5,027,000    G-I Holdings, Inc., Sr. Disc. Note, 0/11.375%, 10/1/1998                                    4,127,215
      3,788,000    G-I Holdings, Inc., Sr. Note, 10.00%, 2/15/2006                                             3,848,758
      6,000,000    Harris Chemical North America, Inc., Sr. Note 10.25%, 7/15/2001                             6,015,000
      3,667,000    Polymer Group, Inc., Sr. Note, 12.25%, 7/15/2002                                            3,942,025
      4,900,000    RBX Corp., Sr. Sub. Note, Series B, 11.25%, 10/15/2005                                      4,581,500
      4,175,000    Sterling Chemicals Holdings, Inc., Unit, 0/13.50%, 8/15/2008                                2,348,438
      1,350,000    Sterling Chemicals, Inc., Sr. Sub. Note, 11.75%, 8/15/2006                                  1,393,875
      3,400,000    Uniroyal Technology Corp., Sr. Secd. Note, 11.75%, 6/1/2003                                 3,247,000
      2,650,000    Viridian, Inc., Deb., 10.50%, 3/31/2014                                                     2,875,250
      3,900,000    Viridian, Inc., Note, 9.75%, 4/1/2003                                                       4,036,500
                     Total                                                                                    50,403,686
                   CLOTHING & TEXTILES -- 1.9%
      2,750,000    Dan River Inc., Sr. Sub. Note, 10.125%, 12/15/2003                                          2,629,688
     11,975,000    WestPoint Stevens, Inc., Sr. Sub. Deb., 9.375%, 12/15/2005                                 11,945,063
                     Total                                                                                    14,574,751
                   CONSUMER PRODUCTS -- 3.5%
      3,150,000    American Safety Razor Co., Sr. Note, 9.875%, 8/1/2005                                       3,244,500
      2,600,000    Herff Jones, Inc., Sr. Sub. Note, 11.00%, 8/15/2005                                         2,691,000
      3,500,000    Hosiery Corp. of America, Inc., Sr. Sub. Note, 13.75%, 8/1/2002                             3,867,500
      5,000,000    ICON Health & Fitness, Inc., Sr. Sub. Note, 13.00%, 7/15/2002                               5,525,000
      7,300,000    Playtex Family Products Corp., Sr. Sub. Note, 9.00%, 12/15/2003                             7,108,375
      4,000,000 (a)Simmons Co., Sr. Sub. Note, 10.75%, 4/15/2006                                               3,960,000
                     Total                                                                                    26,396,375

FEDERATED HIGH YIELD TRUST

    PRINCIPAL
     AMOUNT                                                                                                     VALUE
 CORPORATE BONDS -- CONTINUED
                   CONTAINER & GLASS PRODUCTS -- 2.1%
 $    1,260,000 (a)Kane Industries, Inc., Sr. Sub. Disc. Note, 0/8.00%, 2/1/1998*                           $          0
      1,650,000    Owens-Illinois, Inc., Note, 10.00%, 8/1/2002                                                1,695,375
        250,000    Owens-Illinois, Inc., Sr. Sub. Note, 10.50%, 6/15/2002                                        260,938
      5,550,000    Owens-Illinois, Inc., Sr. Sub. Note, 9.75%, 8/15/2004                                       5,647,125
      3,500,000    Owens-Illinois, Inc., Sr. Sub. Note, 9.95%, 10/15/2004                                      3,622,500
      3,350,000 (a)Packaging Resources Inc., Sr. Secd. Note, 11.625%, 5/1/2003                                 3,417,000
      1,000,000    Plastic Containers, Inc., Sr. Secd. Note, 10.75%, 4/1/2001                                  1,025,000
                     Total                                                                                    15,667,938
                   COSMETICS & TOILETRIES -- 0.3%
        200,000    Revlon Consumer Products Corp., Note, 9.375%, 4/1/2001                                        202,000
      2,225,000    Revlon Consumer Products Corp., Sr. Sub. Note, 10.50%, 2/15/2003                            2,314,000
                     Total                                                                                     2,516,000
                   ECOLOGICAL SERVICES & EQUIPMENT -- 1.0%
      4,250,000    ICF Kaiser International, Inc., Sr. Sub. Note, 13.00%, 12/31/2003                           4,058,750
      5,350,000 (b)Mid-American Waste Systems, Inc., Sr. Sub. Note, 12.25%, 2/15/2003                          3,450,750
                     Total                                                                                     7,509,500
                   ELECTRONICS -- 0.4%
      3,000,000    Advanced Micro Devices, Inc., Sr. Secd. Note, 11.00%, 8/1/2003                              3,067,500
                   FINANCIAL INTERMEDIARIES -- 0.8%
      6,000,000    ContiFinancial Corp., Sr. Note, 8.375%, 8/15/2003                                           5,925,000
                   FOOD & DRUG RETAILERS -- 2.5%
      3,650,000    Carr-Gottstein Foods Co., Sr. Sub. Note, 12.00%, 11/15/2005                                 3,741,250
      2,075,000    Pathmark Stores, Inc., Sr. Sub. Note, 9.625%, 5/1/2003                                      1,976,438
      6,200,000    Ralph's Grocery Co., Sr. Note, 10.45%, 6/15/2004                                            6,107,000
      3,250,000    Ralph's Grocery Co., Sr. Sub. Note, 11.00%, 6/15/2005                                       3,168,750
      3,975,000    Smith's Food & Drug Centers, Inc., Sr. Sub. Note, 11.25%, 5/15/2007                         4,163,813
                     Total                                                                                    19,157,251


FEDERATED HIGH YIELD TRUST

    PRINCIPAL
     AMOUNT                                                                                                     VALUE
 CORPORATE BONDS -- CONTINUED
                   FOOD PRODUCTS -- 2.5%
 $    4,350,000    Curtice-Burns Foods, Inc., Sr. Sub. Note, 12.25%, 2/1/2005                              $   4,154,250
      4,350,000    PMI Acquisition Corp., Sr. Sub. Note, 10.25%, 9/1/2003                                      4,284,750
      6,000,000    Specialty Foods Acquisition Corp., Sr. Secd. Disc. Deb., 0/13.00%, 8/15/2005                2,610,000
      1,100,000    Specialty Foods Corp., Sr. Note, 11.125%, 10/1/2002                                         1,006,500
      3,850,000    Specialty Foods Corp., Sr. Sub. Note, 11.25%, 8/15/2003                                     3,195,500
      3,700,000    Van de Kamp's, Inc., Sr. Sub. Note, 12.00%, 9/15/2005                                       4,005,250
                     Total                                                                                    19,256,250
                   FOOD SERVICES -- 1.4%
      3,000,000    Americold Corp., Sr. Sub. Note, 12.875%, 5/1/2008                                           3,090,000
      8,800,000    Flagstar Corp., Sr. Note, 10.875%, 12/1/2002                                                7,766,000
                     Total                                                                                    10,856,000
                   FOREST PRODUCTS -- 3.3%
      4,125,000    Container Corp. of America, Sr. Note, 11.25%, 5/1/2004                                      4,320,938
      2,500,000 (a)Four M Corp., Sr. Secd. Note, 12.00%, 6/1/2006                                              2,593,750
      2,300,000    Repap New Brunswick, 2nd Priority Sr. Secd. Note, 10.625%, 4/15/2005                        2,213,750
      4,925,000    Riverwood International Corp., Sr. Sub. Note, 10.875%, 4/1/2008                             4,789,563
      5,350,000    S. D. Warren Co., Sr. Sub. Note, 12.00%, 12/15/2004                                         5,697,750
      4,975,000    Stone Container Corp., Sr. Note, 11.50%, 10/1/2004                                          5,223,750
                     Total                                                                                     24,839,501
                   HEALTHCARE -- 2.2%
      5,000,000 (a)Dade International, Inc., Sr. Sub. Note, 11.125%, 5/1/2006                                  5,325,000
        500,000    Genesis Health Ventures, Inc., Sr. Sub. Note, 9.75%, 6/15/2005                                513,750
      2,800,000    Paracelsus Healthcare Corp., Sr. Sub. Note, 10.00%, 8/15/2006                               2,849,000
      1,250,000 (a)Prime Succession Acquisition Corp., Sr. Sub. Note, 10.75%, 8/15/2004                        1,296,875
      6,150,000    Tenet Healthcare Corp., Sr. Sub. Note, 10.125%, 3/1/2005                                    6,642,000
                     Total                                                                                    16,626,625


FEDERATED HIGH YIELD TRUST

    PRINCIPAL
     AMOUNT                                                                                                     VALUE
 CORPORATE BONDS -- CONTINUED
                   HOME PRODUCTS & FURNISHINGS -- 0.4%
 $    2,550,000    Triangle Pacific Corp., Sr. Note, 10.50%, 8/1/2003                                       $  2,677,500
                   HOTELS, MOTELS, INNS & CASINOS -- 0.9%
      4,900,000    Courtyard by Marriott II LP, Sr. Note, 10.75%, 2/1/2008                                     4,924,500
      2,250,000    Motels of America, Inc., Sr. Sub. Note, 12.00%, 4/15/2004                                   2,036,250
                     Total                                                                                     6,960,750
                   INDUSTRIAL PRODUCTS & EQUIPMENT -- 1.6%
      4,800,000    Cabot Safety Acquisition Corp., Sr. Sub. Note, 12.50%, 7/15/2005                            5,316,000
      4,000,000    Fairfield Manufacturing Co., Inc., Sr. Sub. Note, 11.375%, 7/1/2001                         4,030,000
      3,000,000    Spreckels Industries, Inc., Sr. Secd. Note, 11.50%, 9/1/2000                                3,135,000
                     Total                                                                                    12,481,000
                   LEISURE & ENTERTAINMENT -- 3.5%
      7,700,000 (a)AMF Group, Inc., Sr. Sub. Disc. Note, 0/12.25%, 3/15/2006                                   4,504,500
      2,600,000 (a)AMF Group, Inc., Sr. Sub. Note, 10.875%, 3/15/2006                                          2,606,500
      2,150,000    Affinity Group, Inc., Sr. Sub. Note, 11.50%, 10/15/2003                                     2,187,625
      3,550,000 (a)Cobblestone Golf Group, Inc., Sr. Note, 11.50%, 6/1/2003                                    3,621,000
      3,100,000    Premier Parks, Inc., Sr. Note, 12.00%, 8/15/2003                                            3,301,500
     12,700,000    Six Flags Theme Parks, Sr. Sub. Disc. Note, 0/12.25%, 6/15/2005                            10,826,750
                     Total                                                                                    27,047,875
                   MACHINERY & EQUIPMENT -- 1.6%
      4,275,000    Alvey Systems, Inc., Sr. Sub. Note, 11.375%, 1/31/2003                                      4,467,375
      4,800,000    Primeco Inc., Sr. Sub. Note, 12.75%, 3/1/2005                                               5,220,000
      2,725,000 (a)Tokheim Corp., Sr. Sub. Note, 11.50%, 8/1/2006                                              2,786,313
                     Total                                                                                    12,473,688
                   METALS & MINING -- 0.8%
      5,925,000 (a)Royal Oak Mines, Sr. Sub. Note, 11.00%, 8/15/2006                                           5,939,813


FEDERATED HIGH YIELD TRUST

    PRINCIPAL
     AMOUNT                                                                                                     VALUE
 CORPORATE BONDS -- CONTINUED
                   OIL & GAS -- 2.8%
 $    4,100,000    Clark USA, Inc., Sr. Note, Series B, 10.875%, 12/1/2005                                  $  4,161,500
      2,000,000    Falcon Drilling Co., Inc., Sr. Sub. Note, 12.50%, 3/15/2005                                 2,240,000
      2,500,000    Giant Industries, Inc., Sr. Sub. Note, 9.75%, 11/15/2003                                    2,531,250
      2,250,000    HS Resources, Inc., Sr. Sub. Note, 9.875%, 12/1/2003                                        2,182,500
      6,250,000    Mesa Operating Company, Sr. Sub. Disc. Note, 0/11.625%, 7/1/2006                            3,890,625
      1,975,000    Mesa Operating Company, Sr. Sub. Note, 10.625%, 7/1/2006                                    2,058,938
      4,000,000    United Meridian Corp., Sr. Sub. Note, 10.375%, 10/15/2005                                   4,240,000
                     Total                                                                                    21,304,813
                   PRINTING & PUBLISHING -- 2.1%
      1,000,000    Adams Outdoor Advertising L.P., Sr. Note, 10.75%, 3/15/2006                                 1,027,500
      5,350,000    Affiliated Newspaper, Sr. Disc. Note, 0/13.25%, 7/1/2006                                    3,985,750
      2,975,000    Garden State Newspapers, Inc., Sr. Sub. Note, 12.00%, 7/1/2004                              3,183,250
      4,800,000    Hollinger International Publishing, Inc., Sr. Sub. Note, 9.25%, 2/1/2006                    4,536,000
      3,950,000    K-III Communications Corp., Sr. Note, 8.50%, 2/1/2006                                       3,663,625
                     Total                                                                                    16,396,125
                   REAL ESTATE -- 0.7%
      5,300,000    Trizec Finance Ltd., Sr. Note, 10.875%, 10/15/2005                                          5,525,250
                   RETAILERS -- 0.7%
      5,250,000    Brylane Capital Corp., Sr. Sub. Note, 10.00%, 9/1/2003                                      5,197,500
                   SERVICES -- 0.8%
      6,043,625    Coinmach Corp., Sr. Note, 11.75%, 11/15/2005                                                6,391,133
                   STEEL -- 3.2%
      5,400,000    Acme Metals, Inc., Sr. Secd. Disc. Note, 0/13.50%, 8/1/2004                                 5,049,000
      1,800,000    Bar Technologies, Inc., Sr. Note, 13.50%, 4/1/2001                                          1,764,000
      3,500,000    Bayou Steel Corp., 1st Mtg. Note, 10.25%, 3/1/2001                                          3,342,500
      6,000,000    EnviroSource, Inc., Sr. Note, 9.75%, 6/15/2003                                              5,670,000
      5,900,000    GS Technologies Operating Co., Inc., Sr. Note, 12.00%, 9/1/2004                             6,106,500


FEDERATED HIGH YIELD TRUST

    PRINCIPAL
     AMOUNT                                                                                                     VALUE
 CORPORATE BONDS -- CONTINUED
                   STEEL -- CONTINUED
 $    2,750,000    Republic Engineered Steel, Inc., 1st Mtg. Note, 9.875%, 12/15/2001                      $   2,585,000
                     Total                                                                                    24,517,000
                   SURFACE TRANSPORTATION -- 3.7%
      3,450,000    AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%, 11/15/2005                            3,363,750
      4,000,000    Gearbulk Holding Limited, Sr. Note, 11.25%, 12/1/2004                                       4,260,000
      4,225,000    Great Dane Holdings, Inc., Sr. Sub. Deb., 12.75%, 8/1/2001                                  4,140,500
      4,600,000    Sea Containers Ltd., Sr. Note, 9.50%, 7/1/2003                                              4,577,000
        775,000    Sea Containers Ltd., Sr. Sub. Deb., Series B, 12.50%, 12/1/2004                               844,750
      5,400,000    Stena AB, Sr. Note, 10.50%, 12/15/2005                                                      5,454,000
      2,125,000    Trans Ocean Container Corp., Sr. Sub. Note, 12.25%, 7/1/2004                                2,491,563
      3,100,000    Trism, Inc., Sr. Sub. Note, 10.75%, 12/15/2000                                              2,945,000
                     Total                                                                                    28,076,563
                   TELECOMMUNICATIONS & CELLULAR -- 8.1%
      5,650,000    American Communications Services Inc., Sr. Disc. Note,
                   0/12.75%, 4/1/2006                                                                          2,952,125
      1,700,000    Arch Communications Group, Inc., Sr. Disc. Note,
                   0/10.875%, 3/15/2008                                                                          909,500
      7,750,000    Brooks Fiber Properties, Inc., Sr. Disc. Note, 0/10.875%, 3/1/2006                          4,417,500
      6,325,000    Cellular Communications International, Inc., Sr. Disc. Note,
                   13.25% accrual, 8/15/2000                                                                   3,953,125
      1,400,000    Fonorola, Inc., Sr. Secd. Note, 12.50%, 8/15/2002                                           1,522,500
      4,500,000    Intermedia Communications of Florida, Inc., Sr. Disc. Note,
                   0/12.50%, 5/15/2006                                                                         2,677,500
      7,350,000 (a)Millicom International Cellular S. A., Sr. Sub. Disc. Note,
                   0/13.50%, 6/1/2006                                                                          3,969,000
        800,000    MobileMedia Communications, Inc., Sr. Sub. Note, 9.375%, 11/1/2007                            700,000
      3,000,000    NEXTEL Communications, Inc., Sr. Disc. Note, 0/11.50%, 9/1/2003                             2,040,000
      4,300,000    NEXTEL Communications, Inc., Sr. Disc. Note, 0/9.75%, 8/15/2004                             2,558,500
      5,400,000 (a)Nextlink Communications, L.L.C., Sr. Note, 12.50%, 4/15/2006                                5,373,000


FEDERATED HIGH YIELD TRUST

    PRINCIPAL
     AMOUNT
    OR SHARES                                                                                                   VALUE
 CORPORATE BONDS -- CONTINUED
                   TELECOMMUNICATIONS & CELLULAR -- CONTINUED
 $    4,000,000    Paging Network, Inc., Sr. Sub. Note, 10.125%, 8/1/2007                                   $  4,040,000
      7,600,000    PanAmSat, L.P., Sr. Sub. Disc. Note, 0/11.375%, 8/1/2003                                    6,802,000
      4,000,000    ProNet, Inc., Sr. Sub. Note, 11.875%, 6/15/2005                                             3,720,000
      8,325,000    Teleport Communications Group, Inc., Sr. Disc. Note,
                   0/11.125%, 7/1/2007                                                                         5,119,875
      1,400,000    Teleport Communications Group, Inc., Sr. Note, 9.875%, 7/1/2006                             1,407,000
      4,325,000    USA Mobile Communications, Inc., Sr. Note, 9.50%, 2/1/2004                                  3,957,375
      6,125,000    Vanguard Cellular Systems, Inc., Deb., 9.375%, 4/15/2006                                    6,017,813
                     Total                                                                                    62,136,813
                   UTILITIES -- 1.9%
      9,000,000    California Energy Co., Inc., Sr. Disc. Note, 0/10.25%, 1/15/2004                            9,045,000
      5,500,000    El Paso Electric Co., 1st Mtg. Note, 9.40%, 5/1/2011                                        5,442,580
                     Total                                                                                    14,487,580
                     TOTAL CORPORATE BONDS (IDENTIFIED COST $692,061,106)                                    690,902,166
 COMMON STOCKS -- 0.7%
                   BROADCAST RADIO & TV -- 0.1%
            310 (a)Pegasus Media, Class B                                                                        186,000
         12,000    Sullivan Broadcast Holdings Inc., Class B                                                     120,000
                     Total                                                                                       306,000
                   BUILDING & DEVELOPMENT -- 0.0%
          3,080    Atlantic Gulf Communities Corp.                                                                17,710
                   BUSINESS EQUIPMENT & SERVICES -- 0.0%
          6,177 (a)San Jacinto Holdings, Inc.                                                                     26,253
                   CABLE TELEVISION -- 0.0%
          9,000    Wireless One, Inc., Warrants                                                                   45,000
                   CHEMICALS & PLASTICS -- 0.0%
         27,500    Uniroyal Technology Corp., Warrants                                                            49,844


FEDERATED HIGH YIELD TRUST

     SHARES                                                                                                     VALUE
 COMMON STOCKS -- 0.7%
                   CONGLOMERATES -- 0.4%
        722,871    Triton Group Ltd.                                                                        $    496,974
        181,487 (b)Walter Industries, Inc.                                                                     2,427,389
                     Total                                                                                     2,924,363
                   CONSUMER PRODUCTS -- 0.0%
          3,000    Hosiery Corp. of America, Inc.                                                                 12,000
          5,000 (a)IHF Capital, Inc., Warrants                                                                   125,000
                     Total                                                                                       137,000
                   CONTAINER & GLASS PRODUCTS -- 0.0%
         53,400 (a)(b)Kane Industries, Inc., Warrants*                                                                 0
                   FOOD & DRUG RETAILERS -- 0.1%
        150,231    Grand Union Co.                                                                               873,218
                   INDUSTRIAL PRODUCTS & EQUIPMENT -- 0.1%
         33,045    Spreckels Industries, Inc., Class A                                                           772,427
                   PRINTING & PUBLISHING -- 0.0%
          5,350    Affiliated Newspaper                                                                          160,500
                   STEEL -- 0.0%
          1,800 (a)Bar Technologies, Inc., Warrants                                                               90,900
                   TELECOMMUNICATIONS & CELLULAR -- 0.0%
          6,325    Cellular Communications International, Inc., Warrants                                          55,344
                     TOTAL COMMON STOCKS (IDENTIFIED COST $18,295,278)                                         5,458,559
 PREFERRED STOCKS -- 1.0%
                   PRINTING & PUBLISHING -- 0.6%
         43,728    K-III Communications Corp., Cumulative PIK Pfd., Series B, 11.625%                          4,350,936
                   TELECOMMUNICATIONS & CELLULAR -- 0.4%
          2,626    PanAmSat Corp., PIK Pfd., 12.75%                                                            3,059,290
                     TOTAL PREFERRED STOCKS (IDENTIFIED COST $6,708,376)                                       7,410,226


FEDERATED HIGH YIELD TRUST

    PRINCIPAL
     AMOUNT                                                                                                     VALUE
 U.S. TREASURY -- 4.7%
                   TREASURY NOTES -- 4.7%
 $   25,000,000    United States Treasury Note, 5.75%, 8/15/2003                                            $ 23,493,250
     12,000,000    United States Treasury Note, 7.875%, 8/15/2001                                             12,569,040
                     TOTAL U.S. TREASURY (IDENTIFIED COST $36,544,219)                                        36,062,290
 (C)REPURCHASE AGREEMENT -- 2.3%
                   BT Securities Corporation, 5.27%, dated 8/30/1996, due 9/3/1996                            17,505,000
                     TOTAL INVESTMENTS (IDENTIFIED COST $771,113,979)(D)                                    $757,338,241


(a) Denotes a private placement security. At August 31, 1996, these securities amounted to $59,820,217 which represents 7.8% of total net assets.

(b) Non-income producing security. Mid-American Waste Systems, Inc.: On February 15, 1996 and August 15, 1996, Mid-American failed to make its scheduled interest payments. The company is in discussion with its senior lending group and has hired an investment bank to evaluate financing options.

(c) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(d) The cost of investments for federal tax purposes amounts to $771,113,979. The net unrealized depreciation of investments on a federal tax basis amounts to $(13,775,738) which is comprised of $18,040,576 appreciation and $31,816,314 depreciation at August 31, 1996.

* On March 18, 1994, Kane Industries, Inc., along with two of its affiliates, Kane, Inc. and Alford Industries, Inc., filed for protection under Chapter 11 of the U.S. Bankruptcy Code. The Trust's investment adviser is unable to predict the outcome or timing of these proceedings.

Note: The categories of investments are shown as a percentage of net assets
     ($763,952,797) at August 31, 1996.

The following acronyms are used throughout this portfolio:

GTD -- Guaranty
LLC -- Limited Liability Corporation
LP -- Limited Partnership
PIK -- Payment in Kind
PLC -- Public Limited Company
PP -- Principal Payment
TRANs -- Tax and Revenue Anticipation Notes

(See Notes which are an integral part of the Financial Statements)

FEDERATED HIGH YIELD TRUST
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 1996 (UNAUDITED)

 ASSETS:
 Total investments in securities, at value (identified and tax cost $771,113,979)                 $757,338,241
 Cash                                                                                                      656
 Income receivable                                                                                  14,774,928
 Receivable for shares sold                                                                            280,873
    Total assets                                                                                   772,394,698
 LIABILITIES:
 Payable for investments purchased                                                 $1,568,268
 Payable for shares redeemed                                                          532,544
 Income distribution payable                                                        6,164,027
 Payable for taxes withheld                                                            10,045
 Accrued expenses                                                                     167,017
    Total liabilities                                                                                8,441,901
 NET ASSETS for 84,969,959 shares outstanding                                                     $763,952,797
 NET ASSETS CONSIST OF:
 Paid in capital                                                                                  $798,837,484
 Net unrealized depreciation of investments and translations of
 assets and liabilities in foreign currency                                                        (13,775,738)
 Accumulated net realized loss on investments and foreign currency transactions                    (20,752,747)
 Accumulated distributions in excess of net investment income                                         (356,202)
    Total Net Assets                                                                              $763,952,797
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 $763,952,797 O 84,969,959 shares outstanding                                                            $8.99


(See Notes which are an integral part of the Financial Statements)

FEDERATED HIGH YIELD TRUST
STATEMENT OF OPERATIONS

SIX MONTHS ENDED AUGUST 31, 1996 (UNAUDITED)

 INVESTMENT INCOME:
 Dividends                                                                                         $   306,856
 Interest (net of foreign taxes withheld of $10,156)                                                35,248,524
         Total income                                                                               35,555,380
 EXPENSES:
 Investment advisory fee                                                         $2,548,282
 Administrative personnel and services fee                                          256,867
 Custodian fees                                                                      49,915
 Transfer and dividend disbursing agent fees and expenses                            78,528
 Directors'/Trustees' fees                                                            7,464
 Auditing fees                                                                       12,082
 Legal fees                                                                           2,934
 Portfolio accounting fees                                                           66,819
 Shareholder services fee                                                           849,427
 Share registration costs                                                            58,112
 Printing and postage                                                                25,208
 Insurance premiums                                                                   5,150
 Taxes                                                                                3,102
 Miscellaneous                                                                        4,308
         Total expenses                                                           3,968,198
 Waivers--
         Waiver of investment advisory fee                      $(798,134)
         Waiver of shareholder services fee                      (169,885)
               Total waivers                                                       (968,019)
                        Net expenses                                                                 3,000,179
                                Net investment income                                               32,555,201
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
 Net realized gain on investments and foreign currency transactions                                  3,174,234
 Net change in unrealized depreciation of investments and translation of assets and
 liabilities in foreign currency                                                                    (9,632,785)
         Net realized and unrealized loss on investments and foreign currency                       (6,458,551)
                 Change in net assets resulting from operations                                    $26,096,650


(See Notes which are an integral part of the Financial Statements)

FEDERATED HIGH YIELD TRUST
STATEMENT OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS
                                                                                   ENDED            YEAR ENDED
                                                                                (UNAUDITED)        FEBRUARY 29,
                                                                              AUGUST 31, 1996          1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                                         $  32,555,201       $53,662,657
 Net realized gain on investments and foreign currency transactions
 ($3,174,234 and $796,412, respectively, as computed for federal
 tax purposes)                                                                     3,174,234         4,263,986
 Net change in unrealized appreciation (depreciation) of investments
 and translation of assets and liabilities in foreign currency                    (9,632,785)       27,446,647
   Change in net assets resulting from operations                                 26,096,650        85,373,290
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income                                        (32,722,907)      (53,311,137)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                                    462,346,120       836,596,356
 Net asset value of shares issued to shareholders in payment of
 distributions declared                                                           19,709,791        37,254,443
 Cost of shares redeemed                                                        (385,255,858)     (696,738,256)
   Change in net assets resulting from share transactions                         96,800,053       177,112,543
     Change in net assets                                                         90,173,796       209,174,696
 NET ASSETS:
 Beginning of period                                                             673,779,001       464,604,305
 End of period                                                                 $ 763,952,797      $673,779,001


(See Notes which are an integral part of the Financial Statements)

FEDERATED HIGH YIELD TRUST
FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                     SIX MONTHS
                        ENDED
                     (UNAUDITED)
                      AUGUST 31,                                  YEAR ENDED FEBRUARY 28 OR 29,
                         1996      1996      1995        1994       1993       1992       1991      1990       1989        1988
NET ASSET VALUE,
BEGINNING OF
PERIOD                 $ 9.09    $ 8.57     $ 9.48      $ 9.10     $ 8.91     $ 6.99     $ 8.02     $9.96     $10.21      $11.25
INCOME FROM
INVESTMENT
OPERATIONS
 Net investment
 income                  0.43      0.85        0.84       0.84       0.93       1.03       1.04      1.30       1.30        1.26
 Net realized and
 unrealized gain
 (loss)
 on investments
 and foreign
 currency               (0.10)     0.51       (0.90)      0.40       0.19       1.90      (0.92)    (1.96)     (0.25)      (0.98)
 Total from
 investment
 operations              0.33      1.36       (0.06)      1.24       1.12       2.93       0.12      (0.66)     1.05        0.28
LESS DISTRIBUTIONS
 Distributions
 from net
 investment
 income                 (0.43)    (0.84)      (0.84)     (0.86)     (0.93)     (1.01)     (1.06)    (1.28)     (1.30)      (1.26)
 Distributions in
 excess
 of net
 investment
 income(a)               --          --       (0.01)       --         --         --       (0.09)      --         --         --
 Distributions
 from net
 realized gain on
 investments             --          --         --         --         --         --         --        --         --        (0.06)
 Total
 distributions          (0.43)     (0.84)     (0.85)     (0.86)     (0.93)     (1.01)     (1.15)    (1.28)     (1.30)      (1.32)
NET ASSET
VALUE, END
OF PERIOD              $ 8.99     $ 9.09     $ 8.57     $ 9.48     $ 9.10     $ 8.91     $ 6.99    $ 8.02     $ 9.96      $10.21
TOTAL RETURN(B)          3.76%     16.47%     (0.32)%    14.16%     13.28%     44.15%      3.12%     (7.50)%    10.92%      3.08%
RATIOS TO AVERAGE
NET ASSETS
 Expenses                0.88%*     0.88%      0.85%      0.83%      0.77%      0.76%      0.78%     0.76%      0.75%       0.75%
 Net investment
 income                  9.58%*     9.53%      9.70%      9.17%     10.54%     12.73%     14.82%    13.87%     12.89%      12.25%
 Expense waiver/
 reimbursement(c)        0.28%*     0.30%      0.22%      0.13%      0.22%      0.33%      0.49%     0.33%      0.32%       0.24%
SUPPLEMENTAL DATA
 Net assets, end
 of period (000
 omitted)            $763,953   $673,779   $464,604   $432,045   $354,383   $222,937   $103,647   $134,242   $235,208   $246,745
 Portfolio
 turnover                  49%        87%        99%       112%        93%        61%        31%       24%        51%         73%


* Computed on an annualized basis.

(a) Distributions in excess of net investment income for the periods ended February 28, 1995 and 1991 were a result of certain book and tax timing differences. These distributions do not represent a return of capital for federal income tax purposes.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED HIGH YIELD TRUST
NOTES TO FINANCIAL STATEMENTS

AUGUST 31, 1996 (UNAUDITED)

1. ORGANIZATION

Federated High Yield Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust's objective is to obtain high current income by investing in fixed income securities. The Trust's portfolio of investments consists primarily of lower rated corporate debt obligations. These lower rated debt obligations may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. These lower rated debt obligations are regarded as predominantly speculative with respect to each issuer's continuing ability to make interest and principal payments (i.e., the obligations are subject to the risk of default).

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   INVESTMENT VALUATIONS -- Listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

   REPURCHASE AGREEMENTS -- It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

   The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

   INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

   FEDERAL TAXES -- It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

   At February 29, 1996, the Trust, for federal tax purposes, had a capital loss carryforward of $23,577,832, which will reduce the Trust's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

    EXPIRATION YEAR                   EXPIRATION AMOUNT
         1998                            $ 4,279,066
         1999                            $11,012,464
         2000                            $ 6,829,698
         2003                            $ 1,456,604


   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

   FOREIGN CURRENCY TRANSLATION -- The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

   Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

   USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

   OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                                       SIX MONTHS ENDED          YEAR ENDED
                                                        AUGUST 31, 1996       FEBRUARY 29,1996
 Shares sold                                              51,694,182             94,114,448
 Shares issued to shareholders in payment of
 distributions declared                                    2,204,375              4,184,045
 Shares redeemed                                         (43,063,875)           (78,383,729)
   Net change resulting from share transactions           10,834,682             19,914,764


4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   INVESTMENT ADVISORY FEE -- Federated Management, the Trust's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Trust's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

   ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

   SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS to 0.25% of daily average net assets of the Trust for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntarily waiver at any time at its sole discretion.

   TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.
   PORTFOLIO ACCOUNTING FEES -- FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

   GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended August 31, 1996, were as follows:

PURCHASES           $426,839,027
SALES               $320,647,858

TRUSTEES                             OFFICERS
John F. Donahue                      John F. Donahue
Thomas G. Bigley                       Chairman
John T. Conroy, Jr.                  Glen R. Johnson
William J. Copeland                    President
James E. Dowd                        J. Christopher Donahue
Lawrence D. Ellis, M.D.                Executive Vice President
Edward L. Flaherty, Jr.              Edward C. Gonzales
Peter E. Madden                        Executive Vice President
Gregor F. Meyer                      John W. McGonigle
John E. Murray, Jr.                    Executive Vice President, Treasurer,
Wesley W. Posvar                       and Secretary
Marjorie P. Smuts                    Richard B. Fisher
                                       Vice President
                                     J. Crilley Kelly
                                       Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the trust's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

FEDERATED HIGH
YIELD TRUST

SEMI-ANNUAL REPORT
TO SHAREHOLDERS
AUGUST 31, 1996

[Graphic]
Federated Investors
Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

[Graphic]

Cusip 314197104
8092705 (10/96)